UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia         February 11, 2009
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $100,539,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
2,188,361
38,032
x
ALL
29,785

8,247
A F L A C Inc
COMMON
001055102
1,489,800
32,500
x
ALL
28,700

3,800
A T & T Inc.
COMMON
00206R102
267,701
9,393
x
ALL
9,393

0
Abbott Laboratories
COMMON
002824100
325,557
6,100
x
ALL
5,600

500
Alcon Inc
COMMON
H01301102
1,947,464
21,835
x
ALL
18,265

3,570
Altria Group Inc
COMMON
02209S103
724,898
48,134
x
ALL
33,607

14,527
Apache Corp
COMMON
037411105
310,119
4,161
x
ALL
1,580

2,581
Automatic Data Processing
COMMON
053015103
2,717,214
69,070
x
ALL
58,320

10,750
BB&T Corporation
COMMON
054937107
223,717
8,147
x
ALL
4,772

3,375
Becton Dickinson Co. Inc.
COMMON
075887109
1,287,784
18,830
x
ALL
16,775

2,055
Berkshire Hathaway Cl B
COMMON
084670207
208,910
65
x
ALL
42

23
Cameron Intl Corp.
COMMON
13342B105
3,103,803
151,405
x
ALL
135,680

15,725
Carnival Corp.
COMMON
143658300
1,628,346
66,955
x
ALL
57,615

9,340
ChevronTexaco Corporation
COMMON
166764100
743,842
10,056
x
ALL
7,156

2,900
Choice Hotels Intl
COMMON
169905106
991,078
32,970
x
ALL
28,795

4,175
Dentsply Intl Inc
COMMON
249030107
398,184
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
994,130
27,738
x
ALL
25,446

2,292
Emerson Electric Co
COMMON
291011104
4,313,317
117,818
x
ALL
102,730

15,088
Extra Space Storage Inc
COMMON
30225T102
1,599,858
155,025
x
ALL
139,100

15,925
Exxon Mobil Corporation
COMMON
30231G102
2,024,169
25,356
x
ALL
15,235

10,121
Fastenal Co
COMMON
311900104
1,834,295
52,634
x
ALL
46,390

6,244
Fortune Brands Inc
COMMON
349631101
335,606
8,130
x
ALL
3,530

4,600
General Electric Company
COMMON
369604103
3,539,974
218,517
x
ALL
181,499

37,018
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
2,297,397
61,642
x
ALL
54,088

7,554










Page Total


35,495,524.08





















12/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















H C C Insurance Holdings
COMMON
404132102
248,775
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
291,734
19,900
x
ALL
15,500

4,400
J M Smucker Co New
COMMON
832696405
557,003
12,846
x
ALL
10,997

1,849
J P Morgan Chase & Co
COMMON
46625H100
341,659
10,836
x
ALL
10,836

0
Johnson & Johnson
COMMON
478160104
529,496
8,850
x
ALL
8700

150
Kinder Morgan Mgmt Llc
COMMON
49455U100
217,712
5,446
x
ALL
4,321

1,125
Linear Technology Corp
COMMON
535678106
2,341,181
105,840
x
ALL
94,255

11,585
Lowes Companies Inc
COMMON
548661107
314,192
14,600
x
ALL
8,600

6,000
Marlin Business Svc Corp.
COMMON
571157106
284,072
108,840
x
ALL
100,285

8,555
Marshall & Ilsley Corp
COMMON
571837103
315,698
23,145
x
ALL
19,845

3,300
McGraw-Hill Cos
COMMON
580645109
543,921
23,455
x
ALL
21,295

2,160
Medtronic Inc
COMMON
585055106
1,214,697
38,660
x
ALL
28,160

10,500
Meredith Corporation
COMMON
589433101
2,043,186
119,345
x
ALL
106,170

13,175
Microsoft Corp
COMMON
594918104
533,336
27,435
x
ALL
22,302

5,133
Natl Oilwell Varco Inc
COMMON
637071101
2,859,724
117,010
x
ALL
103,725

13,285
Noble Corp
COMMON
G65422100
3,481,936
157,625
x
ALL
141,645

15,980
Oneok Inc New
COMMON
682680103
3,776,893
129,701
x
ALL
111,186

18,515
Oracle Corporation
COMMON
68389X105
3,695,162
208,413
x
ALL
186,878

21,535
Pall Corp
COMMON
69642930
2,557,136
89,945
x
ALL
79205

10,740
Paychex Inc
COMMON
704326107
2,173,615
82,710
x
ALL
72,936

9,774
Pepsico Incorporated
COMMON
713448108
4,195,108
76,595
x
ALL
58,530

18,065
PetSmart, Inc.
COMMON
716768106
767,520
41,600
x
ALL
36,400

5,200
Pfizer Incorporated
COMMON
717081103
219,604
12,400
x
ALL
8,650

3,750
Philip Morris Intl
COMMON
718172109
4,528,825
104,087
x
ALL
84,805

19,282










Page Total


38,032,187.54





















12/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Plum Creek Timber Co
COMMON
729251108
280,977
8,088
x
ALL
4,800

3,288
Portfolio Recovery Assoc.
COMMON
73640Q105
3,319,027
98,080
x
ALL
87,025

11,055
Principal Financial Group
COMMON
74251V102
1,462,649
64,805
x
ALL
59,425

5,380
Procter & Gamble Co
COMMON
742718109
1,890,456
30,580
x
ALL
24,402

6,178
Roper Industries
COMMON
776696106
2,146,842
49,455
x
ALL
43,205

6,250
Royal Dutch Shell PLC A
COMMON
780259206
201,172
3,800
x
ALL
1,400

2,400
Sysco Corp
COMMON
871829107
693,935
30,250
x
ALL
16,775

13,475
The Southern Company
COMMON
842587107
249,676
6,748
x
ALL
998

5,750
Transocean Ltd
COMMON
H8817H100
3,337,409
70,633
x
ALL
59,943

10,690
UDR, Inc.
COMMON
902653104
366,814
26,600
x
ALL
23,400

3,200
United Parcel Service B
COMMON
911312106
504,714
9,150
x
ALL
5,750

3,400
Varian Medical Systems
COMMON
92220P105
1,204,150
34,365
x
ALL
31,080

3,285
Vodafone Group Plc Adr
COMMON
92857W209
247,079
12,088
x
ALL
7,323

4,765
Washington REIT SBI
COMMON
939653101
442,895
15,650
x
ALL
13,850

1,800
Weatherford Intl Ltd.
COMMON
G95089101
2,313,803
213,845
x
ALL
192,895

20,950
Wellpoint Hlth Ntwks New
COMMON
94973V107
2,679,215
63,594
x
ALL
52,649

10,945
Western Union
COMMON
959802109
2,560,837
178,580
x
ALL
160,951

17,629
Willis Group Holdings
COMMON
G96655108
2,743,941
110,287
x
ALL
94,940

15,347
Wyeth
COMMON
983024100
365,723
9,750
x
ALL
3750

6,000










Page Total


27,011,312.27


























Grand Total


100,539,023.89






